SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of period	$ 23,254	$ 23,342
Sales of oil and gas, net	(146)	(1,722)
Net change in prices and production costs	(26,115)	(262)
Net change in future development costs	20,626	2,781
Extensions and discoveries	0	16,137
Acquisition of reserves	0	0
Sale / conveyance of reserves	0	(11,514)
Revisions of previous quantity estimates	(19,336)	(7,842)
Previously estimated development costs incurred	0	0
Net change in income taxes	0	0
Accretion of discount	2,325	2,334
Balance at end of period	$ 608	$ 23,254